T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.3%
GEORGIA 96.8%
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/31	2,465	2,772
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/33	1,455	1,624
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 5.00%, 9/1/29	1,100	1,323
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series B, VRDN, 1.10%, 7/1/35	3,735	3,735
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24	2,880	3,347
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21	275	286
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22	375	405
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23	450	502
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24	550	633
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25	350	415
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26	975	1,186
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (1)	1,290	1,570
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (1)	1,160	1,412
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (1)	500	608
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (1)	300	365
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	551
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	794
Atlanta & Fulton County Recreation Auth. , Zoo Parking Project,
GO, 5.00%, 12/1/35	750	921
Atlanta Airport, Series A, 5.00%, 1/1/25 (Prerefunded
1/1/20) (1)	330	331
Atlanta Airport, Series A, 5.00%, 1/1/35 (Prerefunded
1/1/20) (1)	1,000	1,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,368
Atlanta Airport, Series C, 5.25%, 1/1/30	1,250	1,302
Atlanta Airport, Series D, 4.00%, 7/1/39 (2)	3,440	3,862
Atlanta Airport, Passenger Facilities, Series A, 5.00%, 1/1/33	3,870	4,379
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/29	1,000	1,185
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/35	1,255	1,468
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/40	2,035	2,392
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/44	6,120	7,155
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	1,500	1,567
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	405	427
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	300	354
Atlanta Downtown Dev. Auth. , City Plaza, GO, 5.00%, 12/1/27	495	612
Atlanta Downtown Dev. Auth. , City Plaza, GO, 5.00%, 12/1/31	605	735
Atlanta Public Safety & Judicial Fac. Auth. , GO, 4.00%, 12/1/20	2,010	2,068
Atlanta Public Safety & Judicial Fac. Auth. , GO, 4.00%, 12/1/21	1,280	1,353
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37	1,000	1,131
Atlanta Water & Wastewater, 5.00%, 11/1/40	5,365	6,213
Atlanta Water & Wastewater, 5.00%, 11/1/43	3,400	3,922
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/30	645	734
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/31	275	312
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/32	550	623
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/34	375	423
Augusta Airport, Regional Airport, Series B, 5.00%, 1/1/22 (2)	445	475
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37	3,500	3,867
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 4.00%, 7/1/44	8,985	10,024
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 5.00%, 7/1/39	1,500	1,851
Bryan County School Dist. , GO, 5.00%, 8/1/42	3,000	3,542
Burke County Dev. Auth. , Georgia Power Plant, VRDN, 2.25%,
10/1/32 (Tende r 5/25/23)	1,550	1,576
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/31 (Prerefunded 12/1/20) (1)	650	672
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/32 (Prerefunded 12/1/20) (1)	550	568
Camden County Public Service Auth. , Saint Mary's City, 5.00%,
12/1/28 (Prerefunded 12/1/20) (1)	1,000	1,038
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/28	265	320
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/29	500	603
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/40 (Prerefunded 7/1/20) (1)	2,300	2,351
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/41	3,000	3,418
Cherokee County Board of Education, GO, 5.00%, 8/1/32	1,750	2,119
Cherokee County Board of Education, GO, 5.00%, 8/1/33	1,265	1,379
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/33	1,015	1,217
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/34	1,050	1,256
Cherokee County Water & Sewerage Auth. , 5.50%, 8/1/23 (3)	1,630	1,762
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/25	1,095	1,183
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/26	1,160	1,253
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/27	1,220	1,316
Cobb County Dev. Auth. , Kennesaw State University, Series A,
5.00%, 7/15/34	1,145	1,325
Cobb County Dev. Auth. , Kennesaw State University, Series A,
5.00%, 7/15/38	1,750	2,003
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/29	1,000	1,107
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/30	1,700	1,879
Cobb County Kennestone Hosp. Auth. , Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (1)(4)	2,565	2,601
Cobb County Kennestone Hosp. Auth. , Series B, 6.25%, 4/1/34
(Prerefunded 4/1/20) (1)(4)	1,515	1,540
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,168
Columbia County Water & Sewer, 4.50%, 6/1/33 (Prerefunded
6/1/20) (1)(5)	1,210	1,230
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Columbia County Water & Sewer, 4.50%, 6/1/33	540	549
Columbia County Water & Sewer, Forward Delivery, 5.00%,
6/1/33 (6)	700	898
Columbia County Water & Sewer, Forward Delivery, 5.00%,
6/1/35 (6)	1,680	2,143
Coweta County Dev. Auth. , Piedmont Healthcare, 5.00%,
6/15/45	3,000	3,061
Coweta County Water & Sewage Auth. , 4.00%, 6/1/38	1,000	1,138
Coweta County Water & Sewage Auth. , 4.00%, 6/1/39	1,000	1,136
Coweta County Water & Sewage Auth. , 4.00%, 6/1/40	1,000	1,132
Dalton, GO, 5.00%, 2/1/42	500	606
Dalton, GO, 5.00%, 2/1/48	3,500	4,210
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,489
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,414
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/34	400	449
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/36	900	1,004
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/37	1,000	1,112
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/41	1,385	1,523
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 5.00%, 8/15/32	900	1,098
DeKalb County Water & Sewer, 5.00%, 10/1/33	750	888
DeKalb County Water & Sewer, 5.00%, 10/1/35	2,000	2,360
DeKalb County Water & Sewer, Series A, 5.25%, 10/1/41	4,365	4,671
DeKalb County Water & Sewer, Series B, 5.00%, 10/1/35 (7)	1,980	2,379
DeKalb County Water & Sewer, Series B, 5.25%, 10/1/32 (7)	4,080	5,033
Downtown Smyrna Dev. Auth. , 5.25%, 2/1/28	6,915	8,158
Floyd County Hosp. Auth. , Floyd Medical Center, Series A,
5.00%, 7/1/34	2,810	3,316
Floyd County Hosp. Auth. , Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32	2,000	2,152
Forsyth County School Dist. , GO, 4.00%, 2/1/33	3,270	3,550
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Forsyth County School Dist. , GO, 5.00%, 2/1/31	3,250	3,918
Forsyth County School Dist. , GO, 5.00%, 2/1/37	1,650	2,050
Forsyth County School Dist. , GO, 5.00%, 2/1/38	1,000	1,238
Fulton County Dev. Auth. , Series A, RAC, 5.00%, 4/1/47	4,820	5,592
Fulton County Dev. Auth. , Georgia Tech Foundation, Recreation
Center, Series A, 5.00%, 11/1/30 (Prerefunded 11/1/21) (1)	2,480	2,661
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/28 (Prerefunded
5/1/22) (1)	3,000	3,279
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/30 (Prerefunded
5/1/22) (1)	1,870	2,044
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/31 (Prerefunded
5/1/22) (1)	1,400	1,530
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series B, 5.00%, 11/1/31	3,020	3,741
Fulton County Dev. Auth. , Piedmont Healthcare, Series A,
4.00%, 7/1/35	1,625	1,790
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	6,125	7,170
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,175	6,264
Fulton County Residential Care Facilities for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (8)	850	923
Fulton County Residential Care Facilities for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (8)	700	754
Gainesville & Hall County CDA, Acts Retirement Communities,
5.00%, 11/15/33	3,480	4,066
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/42	1,600	1,856
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,000	3,468
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	3,000	3,483
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1)	4,050	4,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.375%, 2/15/40	1,250	1,260
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 2/15/45 (Prerefunded 2/15/20) (1)	230	232
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 2/15/45	70	71
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,985	8,146
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	1,625	1,999
Georgia, Correctional Facilities Improvements, Series A, GO,
5.00%, 7/1/28	5,000	5,481
Georgia Private Colleges & Univ. Auth. , Emory University,
5.00%, 9/1/48	3,000	3,718
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 4.00%, 10/1/46	255	282
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 9/1/41	2,000	2,119
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 10/1/43	1,250	1,409
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 10/1/46	6,075	7,189
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B, 4.00%, 10/1/38	4,500	5,034
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B, 5.00%, 10/1/38	2,705	3,241
Georgia Private Colleges & Univ. Auth. , Emory University, Series
C, VRDN, 1.08%, 9/1/36	500	500
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	2,545	2,949
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/34	3,935	4,469
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/47	2,000	2,306
Griffin-Spalding County Hosp. Auth. , RAC, 5.00%, 4/1/36	1,350	1,603
Gwinnett County School Dist. , GO, 5.00%, 2/1/35	2,500	2,971
Gwinnett County School Dist. , GO, 5.00%, 2/1/36	2,500	2,770
Jackson County School Dist. , GO, 5.00%, 3/1/30	500	643
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Jackson County School Dist. , GO, 5.00%, 3/1/31	1,500	1,920
Jackson County School Dist. , GO, 5.00%, 3/1/32	1,000	1,276
Jefferson School Dist. , Series A, GO, 5.25%, 2/1/33
(Prerefunded 2/1/21) (1)	2,500	2,619
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.875%, 6/15/47 (8)	1,680	1,718
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
4.00%, 5/15/39	1,320	1,442
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 3/15/21	1,000	1,044
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/25	200	232
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/43	4,100	4,847
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/49	2,000	2,719
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/28	3,000	3,816
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)	2,800	3,119
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/20	1,000	1,010
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/22	2,190	2,355
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	1,600	1,746
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26) (6)	3,000	3,387
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 2.02%, 8/1/48 (Tender
12/1/23)	2,000	2,002
Metro Atlanta Rapid Transit Auth. , Series A, 4.00%, 7/1/35	5,570	6,467
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/42	6,230	7,233
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/43	5,000	5,798
Metro Atlanta Rapid Transit Auth. , Sales Tax, Series B, 5.00%,
7/1/45	5,000	5,918
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2014A, 4.00%, 7/1/44	3,050	3,225
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2017A, 4.00%, 7/1/44	5,475	6,056
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24
(4)	1,000	1,214
Municipal Electric Auth. of Georgia, Series HH, 5.00%, 1/1/44	4,485	5,265
Municipal Electric Auth. of Georgia, Comb Cycle, Series A,
5.00%, 11/1/28	2,500	2,578
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/56	3,000	3,463
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	2,110	2,407
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/21	1,035	1,075
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35	4,390	4,947
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/21	1,000	1,041
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S,
5.00%, 10/1/27	500	549
Paulding County Hosp. Auth. , Series A, RAC, 5.00%, 4/1/42	2,545	2,710
Paulding County Water & Sewer, 4.00%, 12/1/32	5,180	5,846
Richmond County Hosp. Auth. , University Health Services,
5.00%, 1/1/31	2,000	2,376
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/35	1,000	1,201
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/41	2,310	2,741
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/47	5,000	5,889
Savannah Economic Dev. Auth., Marshes Skidaway, 7.25%,
1/1/44	1,000	1,121
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/29	50	57
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/30	3,105	3,521
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/31	220	248
Thomasville Hosp. Auth. , Archbold Medical Center, RAC,
5.375%, 11/1/40 (Prerefunded 11/2/20) (1)	3,090	3,208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Valdosta & Lowndes County Hosp. Auth. , South Georgia
Medical Center, Series B, 5.00%, 10/1/26 (Prerefunded
10/1/21) (1)	2,600	2,780
Walton County Water & Sewer Auth. , Hard Labor Creek, Series
A, GO, 5.00%, 2/1/36	1,050	1,236
		426,206

PUERTO RICO 1.5%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	270	280
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	420	437
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	560	584
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	500	506
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	260	277
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (9)(10)	810	634
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	10	8
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (9)(10)	100	77
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	390	298
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	35	27
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	40	31
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (9)(10)	170	130
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (9)(10)	55	42
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (9)(10)	70	54
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (9)(10)	420	321
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (9)(10)	30	23
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (9)(10)	220	168
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (9)(10)	10	8
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (9)(10)	40	31
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (9)(10)	35	26
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/35 (9)(10)	300	229
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	40	31
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	30	23
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	10	7
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (9)(10)	175	130
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	140	104
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	40	31
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	15	11
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	355	272
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	1,015	694
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	785	498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	740	776
		6,816
PENNSYLVANIA 0.8%
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 1.15%, 6/1/35	3,600	3,600
		3,600
NORTH CAROLINA 0.2%
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.15%,
1/15/37	980	980
		980
OHIO 0.2%
Allen County, Hosp. Fac. , Catholic Healthcare, Series C, VRDN,
1.17%, 6/1/34	900	900
		900
OREGON 0.2%
Oregon Fac. Auth. , Peace Health, Series A, VRDN, 1.13%,
8/1/34	800	800
		800
ALASKA 0.2%
Valdez, Exxon Pipeline Project, Series C, VRDN, 1.12%, 12/1/33	700	700
		700
FLORIDA 0.1%
Pinellas County HFA, BayCare Health, Series A-1, VRDN, 1.23%,
11/1/38	500	500
		500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	400	401
		401
LOUISIANA 0.1%
St. Charles Parish, VRDN, 1.23%, 9/1/23 (2)	400	400
		400
DELAWARE 0.1%
Delaware HFA, Christiana Care Health Facilities, Series A,
VRDN, 1.18%, 10/1/38	330	330
		330
MISSISSIPPI 0.0%
Jackson County, Chevron USA Project, VRDN, 1.12%, 6/1/23	100	100
		100
Total Municipal Securities (Cost $422,032)		441,733
Total Investments in Securities 100.3%
(Cost $422,032)		$441,733
Other Assets Less Liabilities (0.3)%		(1,378)
Net Assets 100.0%		$440,355

‡	Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Insured by AMBAC Assurance Corporation
(5)	Insured by Assured Guaranty Corporation
(6)	When-issued security
(7)	Insured by Assured Guaranty Municipal Corporation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

(Amounts in 000s)

(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,395 and represents 0.8% of net assets.
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
FRN	Floating Rate Note
GO	General Obligation
HFA	Health Facility Authority
PFA	Public Finance Authority/Agency
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 41 U. S. Treasury Notes ten year contracts	3/20	(5,304)	$20
Net payments (receipts) of variation margin to date			(15)

Variation margin receivable (payable) on open futures contracts			$5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	441,733$	— $	441,733
Futures Contracts		5	—	—	5
Total		$5$	441,733$	— $	441,738

[1] Includes Municipal Securities.